JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 97.4%(a)
Alaska — 0.4%
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2036	2,000	2,316

Arizona — 5.4%
Arizona Industrial Development Authority, Academics of Math & Science Projects
Rev., 4.00%, 7/1/2029(b)	400	439
Rev., 5.00%, 7/1/2039(b)	1,000	1,166
Arizona Industrial Development Authority, Aliante & Skye Canyon Campus Project Series 2021A, Rev., 4.00%, 12/15/2051(b)	350	378
Arizona Industrial Development Authority, Cadence Campus Project
Series 2020A, Rev., 4.00%, 7/15/2030(b)	500	550
Series 2020A, Rev., 4.00%, 7/15/2040(b)	800	865
Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project
Series 2021A, Rev., 4.00%, 7/15/2041(b)	130	143
Series 2021A, Rev., 4.00%, 7/15/2051(b)	250	274
Arizona Industrial Development Authority, Equitable School Revolving Fund Series A, Rev., 5.00%, 11/1/2044	750	903
Arizona Industrial Development Authority, Fire MESA and Red Rock Campus Projects
Series 2019A, Rev., 3.55%, 7/15/2029(b)	1,295	1,403
Series 2019A, Rev., 5.00%, 7/15/2039(b)	1,325	1,536
Series 2019A, Rev., 5.00%, 7/15/2049(b)	1,675	1,920
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, Rev., 5.00%, 1/1/2029	1,500	1,562
Series 2019A, Rev., 5.00%, 1/1/2037	1,000	1,040
Series 2019A, Rev., 5.00%, 1/1/2038	1,000	1,037
Series 2019A, Rev., 4.25%, 1/1/2039	1,000	962
Series 2019A, Rev., 4.50%, 1/1/2049	2,000	1,964
Arizona Industrial Development Authority, Macombs Facility Project Series 2021A, Rev., 4.00%, 7/1/2051	1,000	1,106
Arizona Industrial Development Authority, Pebble Campus Project Series 2020A, Rev., 5.00%, 7/15/2040(b)	415	480
Arizona Industrial Development Authority, Pinecrest Academy, Canyon Campus Project Rev., 5.00%, 7/15/2040(b)	2,515	2,903
Arizona Industrial Development Authority, Pinecrest Academy, Horizon, Inspirada and St. Rose Campus Projects
Series 2018A, Rev., 5.00%, 7/15/2028(b)	970	1,087
Series 2018A, Rev., 5.75%, 7/15/2038(b)	1,000	1,158
City of Mesa, Utility System Rev., AGM, 5.25%, 7/1/2029	40	52
Glendale Industrial Development Authority, Terraces of Phoenix Project		.
Series 2018A, Rev., 4.00%, 7/1/2028	450	472
Series 2018A, Rev., 5.00%, 7/1/2038	300	321
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	420
Series 2018A, Rev., 5.00%, 7/1/2033	150	179
Series 2018A, Rev., 5.00%, 7/1/2037	200	237
La Paz County Industrial Development Authority, Charter School Solutions-Harmony Public Schools Project
Series 2018A, Rev., 5.00%, 2/15/2028	200	227
Series 2018A, Rev., 5.00%, 2/15/2038	405	474
Maricopa County Industrial Development Authority, Arizona Autism Charter School Project
Series 2020A, Rev., 4.00%, 7/1/2030(b)	320	357
Series 2020A, Rev., 5.00%, 7/1/2040(b)	620	734
Series 2021A, Rev., 4.00%, 7/1/2041(b)	165	182
Series 2020A, Rev., 5.00%, 7/1/2050(b)	780	911
Series 2021A, Rev., 4.00%, 7/1/2051(b)	540	587

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Maricopa County Industrial Development Authority, Ottawa University
Rev., 5.00%, 10/1/2026(b)	150	159
Rev., 5.13%, 10/1/2030(b)	210	238

Total Arizona		28,426

California — 5.0%
California Community College Financing Authority, Orange Coast Properties LLC — Orange Coast College Project
Rev., 5.00%, 5/1/2037	750	872
Rev., 5.00%, 5/1/2038	400	464
California Community Housing Agency, Fountains at Emerald Park Series 2021A-2, Rev., 4.00%, 8/1/2046(b)	500	505
California Community Housing Agency, Glendale Properties Series 2021A-2, Rev., 4.00%, 8/1/2047(b)	1,500	1,533
California Health Facilities Financing Authority, Children’s Hospital Series 2017A, Rev., 5.00%, 8/15/2047	500	593
California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc.
Series 2021A, Rev., 5.00%, 12/1/2036(b)	175	210
Series 2021A, Rev., 5.00%, 12/1/2046(b)	1,000	1,177
California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, Rev., 5.00%, 7/1/2047	200	238
California Municipal Finance Authority, John Adams Academies Lincoln Project
Series 2019A, Rev., 4.00%, 10/1/2029(b)	410	439
Series 2019A, Rev., 5.00%, 10/1/2039(b)	900	988
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien
Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	245	266
Series 2018A, Rev., AMT, AGM, 3.50%, 12/31/2035	240	264
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project Series 2015B-2, Rev., AMT, 3.13%, 11/3/2025(c)	250	272
California Public Finance Authority, Enso Village Project, Green Bond
Series 2021A, Rev., 5.00%, 11/15/2046(b)	200	230
Series 2021A, Rev., 5.00%, 11/15/2051(b)	500	573
Series 2021A, Rev., 5.00%, 11/15/2056(b)	500	571
California Public Finance Authority, Henry Mayo Newhall Hospital
Rev., 5.00%, 10/15/2029	200	237
Rev., 4.00%, 10/15/2031(c)	340	411
California Public Finance Authority, Laverne Elementary Preparatory Academy
Series 2019A, Rev., 4.25%, 6/15/2029(b)	765	784
Series 2019A, Rev., 5.00%, 6/15/2039(b)	785	807
California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District Series 2018A, Rev., AGM, Zero Coupon, 8/1/2030	200	173
California School Finance Authority, Kipp Projects School Facility Series 2015A, Rev., 5.00%, 7/1/2035(b)	100	113
California Statewide Communities Development Authority, Front Porch Communities and Services Series 2021A, Rev., 4.00%, 4/1/2041	1,000	1,169
CMFA Special Finance Agency VIII Series 2021A-2, Rev., 4.00%, 8/1/2047(b)	1,000	1,009
CSCDA Community Improvement Authority, Essential Housing Series 2021B, Rev., 4.00%, 2/1/2057(b)	1,500	1,517
CSCDA Community Improvement Authority, Essential Housing, Jefferson-Anaheim
Series 2021A-1, Rev., 2.88%, 8/1/2041(b)	2,000	1,925
Rev., 3.13%, 8/1/2056(b)	2,400	2,206
CSCDA Community Improvement Authority, Essential Housing, Oceanaire-Long Beach Series 2021A-2, Rev., 4.00%, 9/1/2056(b)	2,115	2,219
CSCDA Community Improvement Authority, Essential Housing, Orange Portfolio Series 2021A-1, Rev., 2.80%, 3/1/2047(b)	500	461
CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim Rev., 4.00%, 8/1/2056(b)	1,500	1,552
CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046(b)	1,500	1,401

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Eastern Municipal Water District Financing Authority, Water and Wastewater System Series 2020A, Rev., 5.00%, 7/1/2037	80	105
Palomar Health Rev., 5.00%, 11/1/2039	500	582
Pomona Unified School District Series C, GO, 6.00%, 8/1/2029(d)	160	219
San Mateo Union High School District, Election of 2006 Series A, GO, Zero Coupon, 9/1/2022	100	73

Total California		26,158

Colorado — 11.3%
Aviation Station North Metropolitan District No. 2, Limited Tax Series A, GO, 5.00%, 12/1/2039	750	803
Bradburn Metropolitan District No. 2, Limited Tax
Series 2018A, GO, 5.00%, 12/1/2038	500	570
Series 2018B, GO, 7.25%, 12/15/2047	500	529
Broadway Park North Metropolitan District No. 2, Limited Tax
GO, 5.00%, 12/1/2040(b)	550	606
GO, 5.00%, 12/1/2049(b)	650	712
Canyon Pines Metropolitan District Special Improvement District No. 1 Series 2021A-2, Rev., 3.75%, 12/1/2040	1,325	1,276
Clear Creek Transit Metropolitan District No. 2, Limited Tax Series 2021A, GO, 5.00%, 12/1/2050	500	545
Colorado Crossing Metropolitan District No. 2, Limited Tax
Series 2020A-2, GO, 4.00%, 12/1/2030	1,065	1,118
Series 2020A-1, GO, 5.00%, 12/1/2047	2,000	2,158
Series 2020A-2, GO, 5.00%, 12/1/2050	2,000	2,151
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project Rev., 4.00%, 5/1/2051	175	193
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project
Rev., 5.00%, 12/1/2040(b)	555	613
Rev., 5.00%, 12/1/2050(b)	735	799
Colorado Educational and Cultural Facilities Authority, Stargate Charter School Project
Series 2018A, Rev., 5.00%, 12/1/2032	500	613
Series 2018A, Rev., 5.00%, 12/1/2033	500	613
Series 2018A, Rev., 4.00%, 12/1/2048	500	563
Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project Rev., 5.00%, 2/1/2051(b)	750	827
Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project
Series 2017A, Rev., 5.00%, 5/15/2022	280	285
Series A, Rev., 5.25%, 5/15/2028	1,000	1,183
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Series 2020A, Rev., 4.00%, 9/1/2050	675	783
Copper Ridge Metropolitan District, Tax Increment and Sales Tax
Rev., 4.00%, 12/1/2029	1,000	1,042
Rev., 5.00%, 12/1/2039	1,000	1,070
Copperleaf Metropolitan District No. 4, Limited Tax
Series 2020A, GO, 5.00%, 12/1/2039	775	844
Series 2020A, GO, 5.00%, 12/1/2049	1,000	1,081
Cottonwood Highlands Metropolitan District No. 1, Limited Tax Series 2019A, GO, 5.00%, 12/1/2049	900	963
Cross Creek Metropolitan District No. 2, Unlimited Tax GO, AGM, 4.00%, 12/1/2045	1,000	1,142
Denver Health and Hospital Authority Series 2019A, Rev., 4.00%, 12/1/2037	1,250	1,455
DIATC Metropolitan District, Limited Tax and Improvement
GO, 3.25%, 12/1/2029(b)	590	619
GO, 5.00%, 12/1/2039(b)	1,240	1,339
Jefferson Center Metropolitan District No. 1 Series 2020A-2, Rev., 4.13%, 12/1/2040	285	301
Lanterns Metropolitan District No. 1, Limited Tax Series A, GO, 5.00%, 12/1/2039	1,375	1,486
Mirabelle Metropolitan District No. 2
Series 2020A, GO, 5.00%, 12/1/2039	700	757
Series 2020A, GO, 5.00%, 12/1/2049	1,250	1,339

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Painted Prairie Metropolitan District No. 2 GO, 5.25%, 12/1/2048	2,000	2,097
Painted Prairie Public Improvement Authority
Rev., 4.00%, 12/1/2029	1,000	1,079
Rev., 5.00%, 12/1/2039	2,500	2,732
Peak Metropolitan District No. 1 Series A, GO, 5.00%, 12/1/2051(b)	600	654
Public Authority for Colorado Energy, Natural Gas Purchase Rev., 6.13%, 11/15/2023	50	54
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.00%, 12/1/2040	750	818
Regional Transportation District, Denver Transit Partners Rev., 4.00%, 7/15/2036	190	225
Reunion Metropolitan District Series 2021A, Rev., 3.63%, 12/1/2044	500	497
Rocky Mountain Rail Park Metropolitan District, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041(b)	1,250	1,319
South Suburban Park and Recreation District
COP, 4.00%, 12/15/2036	1,350	1,529
COP, 4.00%, 12/15/2037	500	565
STC Metropolitan District No. 2, Limited Tax Improvement
Series 2019A, GO, 3.00%, 12/1/2025	555	582
Series 2019A, GO, 4.00%, 12/1/2029	1,000	1,082
Series 2019A, GO, 5.00%, 12/1/2038	1,700	1,858
Sterling Ranch Community Authority Board, Limited Tax Supported District No. 2
Series 2020A, Rev., 3.38%, 12/1/2030	500	547
Series 2020A, Rev., 3.75%, 12/1/2040	500	546
Thompson Crossing Metropolitan District No. 4, Unlimited Tax
GO, 5.00%, 12/1/2039	1,400	1,520
GO, 5.00%, 12/1/2049	1,500	1,611
Trails at Crowfoot Metropolitan District No. 3, Limited Tax
Series A, GO, 4.38%, 12/1/2030	620	663
Series A, GO, 5.00%, 12/1/2039	1,000	1,078
Transport Metropolitan District No. 3, Limited Tax
Series 2021A-1, GO, 4.13%, 12/1/2031	500	552
Series 2021A-1, GO, 5.00%, 12/1/2041	1,000	1,120
Series 2021A-1, GO, 5.00%, 12/1/2051	1,960	2,173
Verve Metropolitan District No. 1
GO, 5.00%, 12/1/2036	525	586
GO, 5.00%, 12/1/2041	1,125	1,242
Westerly Metropolitan District No. 4, Limited Tax Series 2021A, GO, 5.00%, 12/1/2040	700	769
Willow Bend Metropolitan District, Limited Tax Series A, GO, 5.00%, 12/1/2039	600	647
Windler Public Improvement Authority, Limited Tax Series 2021 A-1, Rev., 4.00%, 12/1/2036	1,865	1,882

Total Colorado		60,405

Connecticut — 0.7%
Connecticut State Health and Educational Facilities Authority, Mary Wade Home Series A-1, Rev., 5.00%, 10/1/2029(b)	400	446
Connecticut State Health and Educational Facilities Authority, McLean
Series 2020A, Rev., 5.00%, 1/1/2030(b)	250	284
Series 2020A, Rev., 5.00%, 1/1/2045(b)	500	554
Connecticut State Health and Educational Facilities Authority, The Griffin Hospital Series G-1, Rev., 5.00%, 7/1/2034(b)	225	275
State of Connecticut Series A, GO, 5.00%, 4/15/2037	1,000	1,236
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project Rev., 4.00%, 4/1/2051(b)	700	729

Total Connecticut		3,524

Delaware — 0.2%
Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018-B, Rev., 5.00%, 11/15/2048	700	802

District of Columbia — 1.2%
District of Columbia, Gallaudet University Project Rev., 5.00%, 4/1/2051	1,500	1,892

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
District of Columbia, International School Rev., 5.00%, 7/1/2039	650	787
District of Columbia, Kipp DC Project
Series 2017B, Rev., 5.00%, 7/1/2037	500	592
Rev., 4.00%, 7/1/2039	200	228
District of Columbia, Latin American Montessori Bilingual Public Charter School
Rev., 4.00%, 6/1/2030	1,000	1,127
Rev., 5.00%, 6/1/2040	1,000	1,192
District of Columbia, Rocketship Obligated Group Series 2020A, Rev., 5.00%, 6/1/2051(b)	400	466

Total District of Columbia		6,284

Florida — 7.6%
Capital Trust Agency, Inc., Advantage Academy of Hillsborough Project
Series A, Rev., 5.00%, 12/15/2029	405	465
Series A, Rev., 5.00%, 12/15/2039	1,775	2,011
Capital Trust Agency, Inc., Franklin Academy Project
Rev., 4.00%, 12/15/2025(b)	300	323
Rev., 5.00%, 12/15/2026(b)	300	337
Rev., 5.00%, 12/15/2027(b)	330	369
Rev., 5.00%, 12/15/2028(b)	345	384
Rev., 5.00%, 12/15/2029(b)	365	404
Rev., 5.00%, 12/15/2030(b)	510	561
Capital Trust Agency, Inc., Imagine School at Land O’Lakes Project
Series 2020A, Rev., 3.00%, 12/15/2029(b)	420	438
Series 2020A, Rev., 5.00%, 12/15/2039(b)	640	763
Capital Trust Agency, Inc., Liza Jackson Preparatory School, Inc., Project
Series 2020A, Rev., 4.00%, 8/1/2030	200	224
Series 2020A, Rev., 5.00%, 8/1/2040	300	364
City of Lakeland, Education Facilities, Florida Southern College Project Series 2012A, Rev., 5.00%, 9/1/2025	500	517
City of Tampa, H. Lee Moffitt Cancer Center Project
Series 2020B, Rev., 4.00%, 7/1/2038	190	223
Series 2020B, Rev., 4.00%, 7/1/2039	250	293
Series 2020B, Rev., 5.00%, 7/1/2040	390	492
Series 2020B, Rev., 4.00%, 7/1/2045	750	863
Series 2020B, Rev., 5.00%, 7/1/2050	1,785	2,215
County of Broward, Airport System Series 2019A, Rev., AMT, 4.00%, 10/1/2044	2,475	2,850
County of Lake, Imagine South Lake Charter School Project
Series A, Rev., 5.00%, 1/15/2029(b)	500	558
Series A, Rev., 5.00%, 1/15/2039(b)	550	624
Series A, Rev., 5.00%, 1/15/2049(b)	825	923
County of Palm Beach, Palm Beach Atlantic University
Rev., 5.00%, 4/1/2029(b)	400	455
Rev., 5.00%, 4/1/2039(b)	900	1,034
County of Palm Beach, Tuscan Gardens of Delray Beach Project
Series 2018-A, Rev., 4.25%, 4/1/2022(c)	1,000	920
Series 2018C, Rev., 6.25%, 4/2/2022(c)	1,000	700
Florida Development Finance Corp., Educational Facilities, Renaissance Charter School, Inc. Project
Series 2020C, Rev., 4.00%, 9/15/2030(b)	235	255
Series 2020C, Rev., 5.00%, 9/15/2040(b)	525	587
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects Rev., 4.00%, 7/1/2045	600	652
Florida Development Finance Corp., Educational Facilities, UCP Charter Schools Project
Series 2020A, Rev., 4.00%, 6/1/2030	500	533
Series 2020A, Rev., 5.00%, 6/1/2040	830	908
Florida Development Finance Corp., Imagine School at Broward Project
Series A, Rev., 4.00%, 12/15/2029(b)	260	287
Series A, Rev., 5.00%, 12/15/2034(b)	525	619
Series A, Rev., 5.00%, 12/15/2039(b)	305	357
Florida Development Finance Corp., Mater Academy Project Series 2020A, Rev., 5.00%, 6/15/2040(b)	590	682
Florida Development Finance Corp., Pepin Academics of Pasco County, Inc., Project Series 2020A, Rev., 5.00%, 1/1/2040(b)	2,430	2,645

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Florida Higher Educational Facilities Financial Authority, Ringling College Project
Rev., 5.00%, 3/1/2034	385	468
Rev., 5.00%, 3/1/2035	1,165	1,413
Rev., 5.00%, 3/1/2036	1,230	1,489
Rev., 5.00%, 3/1/2037	1,130	1,365
Rev., 5.00%, 3/1/2044	2,000	2,386
Florida Higher Educational Facilities Financial Authority, St. Leo University Project Rev., 5.00%, 3/1/2039	750	877
Miami Beach Health Facilities Authority, Mount Sinai Medical Center Rev., 5.00%, 11/15/2029	545	608
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020B, Rev., 4.00%, 11/15/2041	250	288
Palm Beach County Health Facilities Authority, Toby and Leon Cooperman Sinai Residences of Boca Raton Expansion Rev., 3.00%, 6/1/2027	1,255	1,296
Pinellas County Educational Facilities Authority, Pinellas Academy of Math and Science Project Series 2018A, Rev., 4.13%, 12/15/2028(b)	905	984
Pinellas County Industrial Development Authority, Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Project Rev., 5.00%, 7/1/2029	525	595
Sarasota County Health Facilities Authority, Sunnyside Village Project Rev., 5.00%, 5/15/2038	1,050	1,184
Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning Series 2021A, Rev., 4.00%, 6/15/2051(b)	830	922

Total Florida		40,710

Georgia — 0.9%
City of Atlanta, Department of Aviation Series 2012C, Rev., 5.00%, 1/1/2022	500	502
Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Project Series 2020A, Rev., 5.00%, 4/1/2050	230	286
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	500	567
George L Smith II Congress Center Authority, Convention Center Hotel Second
Series 2021B, Rev., 5.00%, 1/1/2036(b)	500	596
Series 2021B, Rev., 5.00%, 1/1/2054(b)	855	994
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project Rev., 4.00%, 8/1/2036	375	444
Private Colleges and Universities Authority, Mercer University Project Rev., 4.00%, 10/1/2050	1,350	1,568

Total Georgia		4,957

Idaho — 0.0%(e)
Idaho Housing and Finance Association, Compass Public Charter School, Inc., Project Series A, Rev., 4.63%, 7/1/2029(b)	180	203

Illinois — 2.8%
Chicago O’Hare International Airport, Transportation Infrastructure Properties LLC (TRIPS) Obligated Group Rev., AMT, 5.00%, 7/1/2038	500	593
City of Chicago, Waterworks, Second Lien Rev., AMBAC ,BHAC-CR, 5.75%, 11/1/2030	150	184
County of Du Page, The Morton Abroretum Project Rev., 3.00%, 5/15/2047	1,265	1,314
Illinois Finance Authority, Social Bonds-Learn Chapter School Project Rev., 4.00%, 11/1/2051	500	572
Illinois Finance Authority, University of Illinois, Urbana-Champaign Project
Series 2019A, Rev., 5.00%, 10/1/2036	300	375
Series 2019A, Rev., 5.00%, 10/1/2037	400	500
Series 2019A, Rev., 5.00%, 10/1/2038	400	498
Series 2019A, Rev., 5.00%, 10/1/2039	350	435
Series 2019A, Rev., 5.00%, 10/1/2044	1,000	1,232
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project Series 2012B, Rev., 5.00%, 12/15/2028	1,610	1,651
Metropolitan Water Reclamation District of Greater Chicago Series C, GO, 5.25%, 12/1/2027	50	63

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Northern Illinois University, Auxiliary Facilities System
Series 2020B, Rev., 4.00%, 4/1/2039	650	758
Series 2020B, Rev., 4.00%, 4/1/2041	1,450	1,684
Northern Illinois University, Board of Trustees, Auxiliary Facilities System Rev., 4.00%, 10/1/2043	325	381
Regional Transportation Authority Series A, Rev., NATL-RE, 6.00%, 7/1/2024	250	285
Southern Illinois University, Housing and Auxiliary Facilities System
Series 2021A, Rev., 4.00%, 4/1/2038	250	294
Series 2021A, Rev., 4.00%, 4/1/2039	250	293
Series 2021A, Rev., 4.00%, 4/1/2040	270	316
State of Illinois
GO, 5.13%, 5/1/2022	250	255
GO, 5.38%, 5/1/2023	250	267
GO, 4.13%, 3/1/2028	170	171
Upper Illinois River Valley Development Authority, Morris Hospital
Rev., 5.00%, 12/1/2028	1,050	1,233
Rev., 5.00%, 12/1/2029	875	1,023
Rev., 5.00%, 12/1/2033	250	289
Rev., 5.00%, 12/1/2034	20	23

Total Illinois		14,689

Indiana — 2.3%
City of Franklin, Otterbeit Homes
Series B, Rev., 4.00%, 7/1/2036	870	1,003
Series B, Rev., 4.00%, 7/1/2037	905	1,039
Series B, Rev., 4.00%, 7/1/2038	940	1,076
Series B, Rev., 4.00%, 7/1/2039	750	858
Series B, Rev., 4.00%, 7/1/2040	500	571
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041(b)	1,000	994
Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project
Series 2020A, Rev., 4.00%, 7/1/2030	105	116
Series 2020A, Rev., 5.00%, 7/1/2040	170	194
Series 2020A, Rev., 5.00%, 7/1/2055	455	510
Indiana Finance Authority, Goshen Health
Series A, Rev., 5.00%, 11/1/2035	665	815
Series A, Rev., 4.00%, 11/1/2036	235	269
Series A, Rev., 4.00%, 11/1/2037	330	378
Series A, Rev., 4.00%, 11/1/2038	340	388
Series A, Rev., 4.00%, 11/1/2039	360	411
Indiana Finance Authority, Marian University Project Series A, Rev., 4.00%, 9/15/2044	1,090	1,206
Indiana Finance Authority, Marquette Project Series A, Rev., 5.00%, 3/1/2030	1,000	1,105
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021A, Rev., 5.25%, 4/1/2041(b)	1,250	1,315

Total Indiana		12,248

Iowa — 0.5%
Iowa Finance Authority, Northcrest Inc., Project
Series 2018A, Rev., 5.00%, 3/1/2028	795	870
Series 2018A, Rev., 5.00%, 3/1/2038	250	270
Iowa Finance Authority, PHS Council Bluffs, Inc., Project
Rev., 3.95%, 8/1/2023	100	101
Rev., 4.45%, 8/1/2028	250	260
Rev., 5.00%, 8/1/2033	485	506
Rev., 5.00%, 8/1/2038	370	386

Total Iowa		2,393

Kansas — 0.5%
City of Lenexa, Kansas Health Care Facility, Lakeview Village, Inc.
Series A, Rev., 5.00%, 5/15/2032	500	562
Series A, Rev., 5.00%, 5/15/2039	850	946
City of Wichita, Health Care Facilities, Presbyterian Manors, Inc.
Series 2018 I, Rev., 5.00%, 5/15/2033	500	543
Series I, Rev., 5.00%, 5/15/2038	500	540

Total Kansas		2,591

Kentucky — 0.3%
City of Ashland, Kings Daughters Medical Center
Series 2016A, Rev., 4.00%, 2/1/2036	1,000	1,096
Series 2016A, Rev., 5.00%, 2/1/2040	500	569

Total Kentucky		1,665

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Louisiana — 1.5%
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2051(b)	1,145	1,255
Louisiana Public Facilities Authority, Materra Campus Project Series 2021C, Rev., 4.00%, 6/1/2041(b)(f)	440	457
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2051(b)	700	745
Series 2021A, Rev., 5.00%, 6/1/2056(b)	740	781
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2042	500	592
Louisiana Public Facilities Authority, School Master Project Series 2021A, Rev., 4.00%, 6/1/2031(b)(f)	290	304
Louisiana Public Facilities Authority, Young Audiences Charter School Project
Series A, Rev., 5.00%, 4/1/2030(b)	525	568
Series A, Rev., 5.00%, 4/1/2039(b)	1,425	1,495
Series A, Rev., 5.00%, 4/1/2049(b)	1,135	1,177
New Orleans Aviation Board, General Airport, North Terminal Project Series B, Rev., AMT, 5.00%, 1/1/2048	250	295

Total Louisiana		7,669

Maine — 0.0%(e)
Maine Health and Higher Educational Facilities Authority, Central Maine Medical Center Series A, Rev., 5.00%, 7/1/2023(d)	25	27

Maryland — 1.3%
County of Frederick, Educational Facilities, Mount St. Mary’s University Series A, Rev., 5.00%, 9/1/2037(b)	1,500	1,683
Maryland Economic Development Corp., Bowie State University Project
Rev., 4.00%, 7/1/2040	300	338
Rev., 4.00%, 7/1/2050	1,500	1,666
Maryland Economic Development Corp., Port Covington Project
Rev., 4.00%, 9/1/2040	875	999
Rev., 4.00%, 9/1/2050	555	627
Maryland Health and Higher Educational Facilities Authority, Frederick Health System Issue
Rev., 3.25%, 7/1/2039	175	193
Rev., 4.00%, 7/1/2040	215	253
Maryland Health and Higher Educational Facilities Authority, Stevenson University Project
Rev., 4.00%, 6/1/2046	250	286
Rev., 4.00%, 6/1/2051	500	570

Total Maryland		6,615

Massachusetts — 2.0%
Massachusetts Bay Transportation Authority, Sales Tax Series B, Rev., NATL-RE, 5.50%, 7/1/2028	300	389
Massachusetts Development Finance Agency, Emerson College
Rev., 5.00%, 1/1/2037	500	597
Rev., 5.00%, 1/1/2038	405	484
Rev., 5.00%, 1/1/2043	500	593
Massachusetts Development Finance Agency, Emmanuel College Series 2016A, Rev., 5.00%, 10/1/2043	500	580
Massachusetts Development Finance Agency, Newbridge On the Charles, Inc. Rev., 4.13%, 10/1/2042(b)	2,000	2,141
Massachusetts Development Finance Agency, Orchid Cove, Inc.
Rev., 4.00%, 10/1/2029	925	1,022
Rev., 4.00%, 10/1/2039	500	546
Rev., 5.00%, 10/1/2039	250	280
Massachusetts Development Finance Agency, Suffolk University Issue
Rev., 5.00%, 7/1/2036	450	550
Rev., 5.00%, 7/1/2037	605	738
Massachusetts Development Finance Agency, Wellforce Issue Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,280	1,368
Massachusetts Port Authority Series A, Rev., 5.00%, 7/1/2044	500	557
Massachusetts State College Building Authority Series B, Rev., AGC, 5.50%, 5/1/2028	350	422
Massachusetts Water Resources Authority Series B, Rev., AGM, 5.25%, 8/1/2032	100	141

Total Massachusetts		10,408

Michigan — 3.7%
City of Detroit, Social Bonds, Unlimited Tax
Series 2021A, GO, 5.00%, 4/1/2031	210	263
Series 2021A, GO, 4.00%, 4/1/2041	500	564
Series 2021A, GO, 4.00%, 4/1/2042	400	450

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Detroit, Unlimited Tax
GO, 5.00%, 4/1/2035	500	587
GO, 5.00%, 4/1/2036	500	586
GO, 5.00%, 4/1/2037	500	585
Flint Hospital Building Authority, Hurley Medical Center Rev., 4.00%, 7/1/2038	1,800	2,074
Kalamazoo Economic Development Corp., Heritage Community of Kalamazoo Project
Rev., 5.00%, 5/15/2037	1,230	1,383
Rev., 5.00%, 5/15/2055	3,000	3,359
Michigan Finance Authority, Aqunias College Project Rev., 4.00%, 5/1/2031	540	568
Michigan Finance Authority, Kettering University Project
Rev., 4.00%, 9/1/2045	500	568
Rev., 4.00%, 9/1/2050	1,000	1,129
Michigan Finance Authority, Universal Learning Academy Rev., 6.00%, 11/1/2032	750	871
Michigan Strategic Fund, I-75 Improvement Project Rev., AMT, AGM, 4.13%, 6/30/2035	2,500	2,933
Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project
Rev., 5.00%, 5/15/2037	670	781
Rev., 5.00%, 5/15/2044	1,000	1,154
Michigan Strategic Fund, United Methodist Retirement Communities, Inc. Rev., 5.00%, 11/15/2034	1,280	1,483

Total Michigan		19,338

Minnesota — 0.8%
City of Minneapolis, Health Care System, Fairview Health Services Series A, Rev., 4.00%, 11/15/2038	750	856
City of Wayzata, Folkestone Senior Living Community
Rev., 5.00%, 8/1/2032	100	108
Rev., 5.00%, 8/1/2033	200	216
Rev., 5.00%, 8/1/2035	200	216
Rev., 3.75%, 8/1/2036	250	261
Rev., 3.75%, 8/1/2037	500	523
Rev., 4.00%, 8/1/2038	350	368
Rev., 4.00%, 8/1/2039	250	263
City of Woodbury, Charter School Lease
Rev., 3.00%, 12/1/2030	250	264
Rev., 4.00%, 12/1/2040	200	219
Rev., 4.00%, 12/1/2050	250	271
Series 2021A, Rev., 4.00%, 7/1/2051	660	717
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	40	40

Total Minnesota		4,322

Mississippi — 0.6%
Mississippi Development Bank, Harrison County, Coliseum and Convention Center
Series A, Rev., GTD, 5.25%, 1/1/2030	160	205
Series 2010A, Rev., GTD, 5.25%, 1/1/2034	100	135
Mississippi Hospital Equipment and Facilities Authority, Forrest County General Hospital Refunding Project
Series A, Rev., 4.00%, 1/1/2039	1,250	1,441
Series A, Rev., 4.00%, 1/1/2040	1,000	1,149

Total Mississippi		2,930

Missouri — 2.0%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, St. Clair County Metrolink Project Rev., AGM, 5.25%, 7/1/2025	400	466
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2029	550	615
Series 2019A, Rev., 5.00%, 2/1/2034	1,010	1,123
Series 2016A, Rev., 5.00%, 2/1/2036	2,500	2,822
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,105
Joplin Industrial Development Authority, 32nd Street Place Community Improvement District Project
Rev., 3.50%, 11/1/2040	725	731
Rev., 4.25%, 11/1/2050	1,250	1,264
Plaza at Noah’s Ark Community Improvement District
Rev., 3.00%, 5/1/2024	200	205
Rev., 3.00%, 5/1/2025	225	231
Rev., 3.00%, 5/1/2026	275	283
Rev., 3.00%, 5/1/2030	500	507
Rev., 3.13%, 5/1/2035	500	503
St. Louis County Industrial Development Authority, Friendship Village Series 2018A, Rev., 5.00%, 9/1/2028	630	723

Total Missouri		10,578

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Montana — 0.1%
Cascade County Elementary School District No. 1 Great Falls, School Building GO, 3.63%, 7/1/2038	335	368
Montana Board of Housing, Single Family Homeownership Series A-2, Rev., AMT, 4.00%, 12/1/2038	45	47

Total Montana		415

Nevada — 0.5%
City of Las Vegas, Special Improvement District No. 611, Local Improvement
3.50%, 6/1/2030	200	220
3.50%, 6/1/2031	160	175
3.75%, 6/1/2032	260	288
4.00%, 6/1/2033	185	207
4.00%, 6/1/2034	185	206
4.00%, 6/1/2035	185	206
4.00%, 6/1/2040	450	495
City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series B, Rev., AGM, 4.00%, 6/1/2048	375	416
City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2024(b)	140	142
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2033	200	255

Total Nevada		2,610

New Hampshire — 0.3%
City of Manchester, School Facilities Rev., NATL-RE, 5.50%, 6/1/2027	100	124
New Hampshire Business Finance Authority, The Vista Project
Series A, Rev., 5.25%, 7/1/2039(b)	200	213
Series A, Rev., 5.63%, 7/1/2046(b)	1,000	1,070

Total New Hampshire		1,407

New Jersey — 4.2%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project
Series 2021A, Rev., AGM, 4.00%, 7/1/2047	50	59
Series 2021A, Rev., AGM, 4.00%, 7/1/2053	125	147
New Jersey Economic Development Authority, Black Horse EHT Urban Renewal LLC Project Series 2019A, Rev., 5.00%, 10/1/2039(b)	2,000	2,057
New Jersey Economic Development Authority, Golden Door Charter School Project
Series 2018A, Rev., 5.13%, 11/1/2029(b)	210	233
Series 2018-A, Rev., 6.25%, 11/1/2038(b)	525	621
New Jersey Economic Development Authority, Marion P. Thomas Charter School, Inc., Project Series 2018-A, Rev., 5.00%, 10/1/2033(b)	1,000	1,119
New Jersey Economic Development Authority, Motor Vehicle Surcharge Series A, Rev., NATL-RE, 5.25%, 7/1/2024	380	425
New Jersey Economic Development Authority, School Facilities Construction
Rev., 4.00%, 6/15/2046	875	997
Rev., 4.00%, 6/15/2050	1,000	1,134
New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	1,200	1,392
New Jersey Economic Development Authority, Transit Transportation Project
Series 2020A, Rev., 4.00%, 11/1/2037	1,500	1,723
Series 2020A, Rev., 4.00%, 11/1/2039	2,000	2,284
New Jersey Economic Development Authority, White Horse HMT Urban Renewal LLC Project Rev., 5.00%, 1/1/2040(b)	3,000	3,068
New Jersey Educational Facilities Authority, Seton Hall University Issue, Tax-Exempt
Series 2020C, Rev., AGM, 3.25%, 7/1/2049	700	746
Series 2020C, Rev., AGM, 4.00%, 7/1/2050	725	827
New Jersey Higher Education Student Assistance Authority, Senior Student Loan
Series 2018A, Rev., AMT, 3.75%, 12/1/2031	715	761
Series 2018A, Rev., AMT, 4.00%, 12/1/2032	385	408
Series A, Rev., AMT, 4.00%, 12/1/2033	480	509
Series 2018A, Rev., AMT, 4.00%, 12/1/2034	285	302
Series A, Rev., AMT, 4.00%, 12/1/2035	190	201

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New Jersey Transportation Trust Fund Authority
Series 2019BB, Rev., 4.00%, 6/15/2036	1,000	1,137
Series 2020AA, Rev., 4.00%, 6/15/2039	1,000	1,159
Series 2020AA, Rev., 4.00%, 6/15/2040	600	694

Total New Jersey		22,003

New Mexico — 0.4%
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group — La Vida Llena Expansion Project
Series A, Rev., 5.00%, 7/1/2033	360	403
Series A, Rev., 5.00%, 7/1/2034	375	419
Series A, Rev., 5.00%, 7/1/2039	1,225	1,362

Total New Mexico		2,184

New York — 4.2%
Buffalo and Erie County Industrial Land Development Corp., D’youville College Project
Rev., 4.00%, 11/1/2035	510	591
Rev., 4.00%, 11/1/2040	1,035	1,184
Build NYC Resource Corp., Inwood Academy for Leadership Charter School Project
Series 2018A, Rev., 4.88%, 5/1/2031(b)	500	571
Series 2018A, Rev., 5.13%, 5/1/2038(b)	250	288
Build NYC Resource Corp., New World Preparatory Charter School Project
Series 2021A, Rev., 4.00%, 6/15/2051	170	184
Series 2021A, Rev., 4.00%, 6/15/2056	225	242
Build NYC Resource Corp., Richmond Preparatory Charter School Project Series 2021A, Rev., 5.00%, 6/1/2041(b)	550	624
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project Series 2017A, Rev., 4.00%, 11/1/2042	1,000	1,065
Metropolitan Transportation Authority
Series 2019B-1, Rev., BAN, 5.00%, 5/15/2022	200	204
Series 2020A-1, Rev., BAN, 5.00%, 2/1/2023	500	527
Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project
Series 2020A, Rev., 5.00%, 6/1/2040(b)	630	744
Series 2020A, Rev., 5.00%, 6/1/2059(b)	540	627
New York Liberty Development Corp., Goldman Sachs Headquarters Rev., 5.25%, 10/1/2035	525	742
New York State Dormitory Authority, Montefiore Obligated Group Series 2020A, Rev., AGM, 3.00%, 9/1/2050	950	989
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2022	1,000	1,004
Rev., AMT, 5.00%, 1/1/2025	3,250	3,670
Rev., AMT, 5.00%, 1/1/2028	500	612
Rev., AMT, 4.00%, 10/1/2030	1,000	1,168
Rev., AMT, 4.00%, 1/1/2036	500	562
Rev., AMT, 5.00%, 1/1/2036	375	447
Onondaga Civic Development Corp., Le Moyne College Project
Rev., 5.00%, 1/1/2037	300	357
Rev., 5.00%, 1/1/2038	200	238
Rev., 5.00%, 1/1/2043	500	590
Suffolk County Economic Development Corp., Peconic Landing at Southold Project, Inc. Rev., 5.00%, 12/1/2029	750	882
Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project
Rev., 5.13%, 11/1/2041(b)	850	878
Rev., 5.38%, 11/1/2054(b)	750	775
Westchester County Local Development Corp., Miriam Osborn Memorial Home Association Project Rev., 5.00%, 7/1/2042	365	409
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project Series 2021D, Rev., 2.88%, 7/1/2026(b)	1,135	1,141
Yonkers Economic Development Corp., Charter School of Educational Excellence Project
Series 2019A, Rev., 4.00%, 10/15/2029	200	221
Series 2019A, Rev., 5.00%, 10/15/2039	315	370

Total New York		21,906

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
North Carolina — 0.1%
North Carolina Medical Care Commission, Retirement Facilities, Pennybyrn at Maryfield Project Series 2020A, Rev., 5.00%, 10/1/2040	355	402

North Dakota — 0.1%
University of North Dakota, Housing Infrastructure Project Series 2021A, COP, AGM, 4.00%, 6/1/2051	570	658

Ohio — 3.2%
Cleveland-Cuyahoga County, Port Authority Cultural Facility, Playhouse Square Foundation Project
Rev., 5.00%, 12/1/2033	1,000	1,164
Rev., 5.25%, 12/1/2038	500	584
County of Greene, Various Purpose Series 2007A, GO, AMBAC, 5.25%, 12/1/2028	45	55
County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction and Improvement GO, NATL-RE, 5.25%, 12/1/2025	185	219
County of Hardin, Economic Development Facilities Improvement, Ohio Northern University Rev., 5.00%, 5/1/2030	250	275
County of Ross, Adena Health System Obligated Group Project Rev., 5.00%, 12/1/2039	1,000	1,246
Northeast Ohio Medical University
Series 2021A, Rev., 3.00%, 12/1/2040	125	130
Series 2021A, Rev., 4.00%, 12/1/2045	120	136
Ohio Higher Educational Facility Commission, The Cleveland Institute of Art 2018 Project
Rev., 5.00%, 12/1/2028	500	575
Rev., 5.00%, 12/1/2033	270	309
Rev., 5.00%, 12/1/2038	685	776
Ohio Higher Educational Facility Commission, Tiffin University 2019 Project
Rev., 5.00%, 11/1/2034	2,875	3,321
Rev., 5.00%, 11/1/2039	4,890	5,609
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project Rev., 5.00%, 3/1/2034	2,000	2,353

Total Ohio		16,752

Oklahoma — 0.3%
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series B, Rev., 5.00%, 8/15/2038	1,000	1,212
Tulsa Airports Improvement Trust Series A, Rev., AMT, 5.00%, 6/1/2024(d)	420	467

Total Oklahoma		1,679

Oregon — 0.5%
Clackamas County Hospital Facility Authority, Mary’s Woods at Marylhurst Project
Series 2018A, Rev., 5.00%, 5/15/2038	220	239
Series 2018A, Rev., 5.00%, 5/15/2043	310	335
Clackamas County School District No. 7J Lake Oswego GO, AGM, 5.25%, 6/1/2025	165	193
Linn County Community School District No. 9 Lebanon GO, NATL-RE, 5.50%, 6/15/2030	20	26
Oregon State Facilities Authority, Samaritan Health Services Project, Tax-Exempt
Series 2020A, Rev., 5.00%, 10/1/2035	135	171
Series 2020A, Rev., 5.00%, 10/1/2040	585	730
Salem Hospital Facility Authority, Capital Manor Project Rev., 5.00%, 5/15/2038	1,000	1,143

Total Oregon		2,837

Pennsylvania — 7.4%
Aliquippa School District, Limited Tax
GO, 3.75%, 12/1/2033	2,000	2,251
GO, 3.88%, 12/1/2037	1,250	1,408
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 4.00%, 4/1/2038	500	568
Allentown City School District, Limited Tax
Series C, GO, 4.00%, 2/1/2034	1,580	1,864
Series C, GO, 4.00%, 2/1/2035	1,000	1,177
Allentown Neighborhood Improvement Zone Development Authority, City Center Project
Rev., 5.00%, 5/1/2033(b)	250	294
Rev., 5.00%, 5/1/2042(b)	250	293
Berks County Industrial Development Authority, The Highlands at Wyomissing
Rev., 5.00%, 5/15/2033	500	561
Series 2017A, Rev., 5.00%, 5/15/2037	250	288
Rev., 5.00%, 5/15/2038	500	558

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Berks County Industrial Development Authority, Tower Health Project Rev., 5.00%, 11/1/2037	1,000	1,124
Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 4.00%, 7/1/2046	890	1,006
Bucks County Industrial Development Authority, St. Luke’s University Health Network Project Rev., 4.00%, 8/15/2044	2,475	2,818
City of Erie, Higher Education Building Authority, Gannon University Project — AICUP Financing Program Series 2021TT1, Rev., 4.00%, 5/1/2041	175	202
Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group Rev., 3.00%, 1/1/2024	1,000	1,021
Dallas Area Municipal Authority, Misericordia University Project
Rev., 3.25%, 5/1/2023	100	102
Rev., 5.00%, 5/1/2029	650	746
Rev., 5.00%, 5/1/2039	1,100	1,270
Franklin County Industrial Development Authority, Menno-Haven, Inc., Project
Rev., 5.00%, 12/1/2029	195	218
Rev., 5.00%, 12/1/2039	385	423
Rev., 5.00%, 12/1/2049	500	545
Lancaster County Hospital Authority, Health Care Facilities, Moravian Manors, Inc., Project
Series 2019A, Rev., 5.00%, 6/15/2032	545	621
Series 2019A, Rev., 5.00%, 6/15/2033	570	649
Series 2019A, Rev., 5.00%, 6/15/2038	1,110	1,256
Lancaster County Hospital Authority, St. Anne’s Retirement Community, Inc., Project
Rev., 5.00%, 3/1/2040	250	283
Rev., 5.00%, 3/1/2045	500	563
Rev., 5.00%, 3/1/2050	500	562
Luzerne County Industrial Development Authority Rev., AGM, 5.00%, 12/15/2024	70	79
Mercer County Industrial Development Authority, Thiel College Project Rev., 6.13%, 10/1/2050(b)	2,665	2,967
Montgomery County Higher Education and Health Authority, Arcadia University
Rev., 5.00%, 4/1/2034	275	340
Rev., 4.00%, 4/1/2036	520	594
Rev., 4.00%, 4/1/2037	545	622
Rev., 4.00%, 4/1/2038	695	792
Rev., 4.00%, 4/1/2039	725	825
Northampton County Industrial Development Authority, Morningstar Senior Living, Inc., Project Rev., 5.00%, 11/1/2039	1,000	1,137
Philadelphia Authority for Industrial Development, Independence Charter School West Project
Rev., 4.00%, 6/15/2029	360	390
Rev., 5.00%, 6/15/2039	500	552
Philadelphia Authority for Industrial Development, International Education and Community Initiatives Project Series 2018-A, Rev., 4.50%, 6/1/2029(b)	700	765
Philadelphia Authority for Industrial Development, MAST Community Charter School II Project
Series 2020A, Rev., 5.00%, 8/1/2030	175	206
Series 2020A, Rev., 5.00%, 8/1/2040	315	382
Philadelphia Authority for Industrial Development, Philadelphia Electrical and Technology Charter School Project
Series 2021A, Rev., 4.00%, 6/1/2041	200	220
Series 2021A, Rev., 4.00%, 6/1/2051	400	433
School District of Philadelphia (The) Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,448
West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project Rev., 5.00%, 12/15/2038	750	848
West Mifflin School District, Limited Tax
GO, 3.00%, 4/1/2034	1,000	1,096
GO, 3.00%, 4/1/2038	1,400	1,523
Wilkes-Barre Area School District
GO, 3.50%, 4/15/2038	370	414
GO, 3.50%, 4/15/2039	230	257
GO, 3.75%, 4/15/2044	1,000	1,122

Total Pennsylvania		39,683

Rhode Island — 0.1%
Rhode Island Commerce Corp. Series B, Rev., 5.00%, 7/1/2022	250	256
Rhode Island Student Loan Authority Series 2017A, Rev., AMT, 5.00%, 12/1/2024	100	113

Total Rhode Island		369

South Carolina — 1.3%
South Carolina Jobs-Economic Development Authority, Episcopal Home At Still Hopes Series 2018A, Rev., 5.00%, 4/1/2033	1,485	1,620

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
South Carolina Jobs-Economic Development Authority, Kiawah Life Plan Village, Inc., Project Rev., 8.75%, 7/1/2025(b)	300	308
South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project
Series A, Rev., 4.00%, 12/1/2029(b)	1,130	1,236
Series A, Rev., 5.00%, 12/1/2034(b)	1,405	1,630
Series A, Rev., 5.00%, 12/1/2039(b)	1,795	2,062
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project Series 2020A, Rev., 5.00%, 11/15/2029	110	127

Total South Carolina		6,983

South Dakota — 0.1%
South Dakota Health and Educational Facilities Authority, Sanford Health Obligated Group Rev., 5.00%, 11/1/2045	500	572

Tennessee — 1.9%
Chattanooga Health Educational and Housing Facility Board, Commonspirit Health Series A-1, Rev., 4.00%, 8/1/2044	1,000	1,149
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Trevecca Nazarene University Project Series 2021B, Rev., 4.00%, 10/1/2041	730	808
Metropolitan Nashville Airport Authority (The), Subordinate Airport Series 2019B, Rev., AMT, 5.00%, 7/1/2039	625	786
Nashville Metropolitan Development and Housing Agency, Tax Increment, Fifth Broadway Development Project
Rev., 4.50%, 6/1/2028(b)	500	549
Rev., 5.13%, 6/1/2036(b)	425	485
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.75%, 10/1/2049	1,000	1,081
Series 2019A, Rev., 5.75%, 10/1/2054	1,500	1,618
Series 2019A, Rev., 5.75%, 10/1/2059	3,350	3,600
Tennessee Housing Development Agency, Homeownership Program Series 1A, Rev., AMT, 4.50%, 1/1/2022	10	10

Total Tennessee		10,086

Texas — 5.9%
Arlington Higher Education Finance Corp., Basis Texas Charter Schools, Inc. Series 2020A, Rev., 4.00%, 6/15/2040(b)	1,810	1,857
Arlington Higher Education Finance Corp., Newman International Academy
Rev., 5.00%, 8/15/2041	300	329
Rev., 5.00%, 8/15/2051	850	919
Arlington Higher Education Finance Corp., Wayside Schools Series 2021A, Rev., 4.00%, 8/15/2041	305	330
Arlington Higher Education Finance Corp., Winfree Academy Charter Schools
Series 2019A, Rev., 5.15%, 8/15/2029	420	471
Series 2019A, Rev., 5.75%, 8/15/2043	1,000	1,168
Baytown Municipal Development District, Baytown Convention Center Hotel, First Lien Series 2021A, Rev., 4.00%, 10/1/2050	875	951
Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project Rev., 4.00%, 7/15/2045	940	980
City of Houston, Airport System, Subordinate Lien Series 2018D, Rev., 5.00%, 7/1/2028	355	445
City of Houston, Airport System, United Airlines, Inc., Terminal E Project Rev., AMT, 5.00%, 7/1/2029	2,500	2,717
City of Houston, Airport System, United Airlines, Inc., Terminal Improvements Projects Series 2021B-1, Rev., AMT, 4.00%, 7/15/2041	550	586
City of Houston, Combined Utility System, Capital Appreciation Series A, Rev., AGM, Zero Coupon, 12/1/2027(d)	30	28
City of Temple, Reinvestment Zone Series A, Rev., 5.00%, 8/1/2028	895	992
Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 4.00%, 10/1/2050	550	606
Danbury Higher Education Authority, Inc., Golden Rule Schools, Inc. Series 2019A, Rev., 5.00%, 8/15/2039	3,000	3,056

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Matagorda County Navigation District No. 1, Pollution Control, Central Power and Light Co. Project Series 2001A, Rev., 2.60%, 11/1/2029	1,000	1,063
New Hope Cultural Education Facilities Finance Corp., Beta Academy
Series A, Rev., 3.38%, 8/15/2029(b)	300	308
Series A, Rev., 5.00%, 8/15/2039(b)	425	452
Series A, Rev., 5.00%, 8/15/2049(b)	670	707
New Hope Cultural Education Facilities Finance Corp., Cityscape Schools, Inc.
Series A, Rev., 4.00%, 8/15/2029(b)	330	376
Series A, Rev., 5.00%, 8/15/2039(b)	610	703
New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project Series A, Rev., 5.50%, 7/1/2054	1,000	1,054
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project
Series 2020A, Rev., 5.00%, 1/1/2035	865	962
Series 2020A, Rev., 5.00%, 1/1/2040	790	875
Series 2020A, Rev., 5.00%, 1/1/2055	2,000	2,199
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project Rev., 5.00%, 10/1/2039	1,000	1,086
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation Series A-1, Rev., 5.00%, 12/1/2039	1,420	1,578
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc., Project
Rev., 4.00%, 1/1/2029	300	308
Rev., 5.00%, 1/1/2039	205	217
Newark Higher Education Finance Corp., Austin Achieve Public Schools, Inc.
Rev., 4.25%, 6/15/2028	135	137
Rev., 5.00%, 6/15/2033	150	153
Rev., 5.00%, 6/15/2038	250	255
San Antonio Education Facilities Corp., Hallmark University Project Series 2021A, Rev., 5.00%, 10/1/2051	500	537
San Antonio Education Facilities Corp., University of the Incarnate Word Project Series 2021A, Rev., 4.00%, 4/1/2046	1,000	1,133
Tarrant County Cultural Education Facilities Finance Corp., Cook Children’s Medical Center Series A, Rev., 5.25%, 12/1/2039	170	185
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020A, Rev., 6.25%, 11/15/2031	500	589
Uptown Development Authority, Tax Increment Contract Rev., 4.00%, 9/1/2035	500	593

Total Texas		30,905

Utah — 3.2%
Mida Golf and Equestrian Center Public Infrastructure District, Limited Tax
GO, 4.13%, 6/1/2036(b)	895	904
GO, 4.25%, 6/1/2041(b)	1,100	1,111
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area
Series 2020B, Rev., 6.25%, 8/1/2030(b)	1,000	1,043
Series 2020A, Rev., 4.50%, 8/1/2040	1,000	1,127
Rev., 4.00%, 8/1/2050(b)	1,750	1,816
Military Installation Development Authority, Tax Allocation and Hotel Tax
Series 2021A-1, Rev., 4.00%, 6/1/2036	500	509
Series 2021A-1, Rev., 4.00%, 6/1/2041	500	506
Utah Charter School Finance Authority, Mountain West Montessori Academy Project
Series 2020A, Rev., 3.13%, 6/15/2029(b)	650	685
Series 2020A, Rev., 5.00%, 6/15/2039(b)	475	540
Series 2020A, Rev., 5.00%, 6/15/2049(b)	825	923
Utah Charter School Finance Authority, Summit Academy Incorporated
Series A, Rev., 4.00%, 4/15/2032	250	289
Series A, Rev., 4.00%, 4/15/2033	260	300
Series A, Rev., 5.00%, 4/15/2034	235	287
Series A, Rev., 5.00%, 4/15/2039	700	849

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Utah Charter School Finance Authority, The Freedom Academy Foundation, St. George Campus Project
Series 2021A, Rev., 5.00%, 6/15/2041(b)	870	1,005
Series 2021A, Rev., 5.00%, 6/15/2052(b)	1,295	1,471
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Rev., 4.00%, 10/15/2033	500	579
Rev., 4.00%, 10/15/2036	500	575
Rev., 4.00%, 10/15/2039	700	801
Rev., 4.00%, 10/15/2041	250	288
Rev., 4.00%, 10/15/2042	475	540
Utah Transit Authority, Sales Tax
Series C, Rev., AGM, 5.25%, 6/15/2025	40	46
Series 2006C, Rev., AGM, 5.25%, 6/15/2032	450	608

Total Utah		16,802

Vermont — 0.1%
Vermont Student Assistance Corp., Education Loan
Series A, Rev., AMT, 4.00%, 6/15/2032	105	110
Series A, Rev., AMT, 4.00%, 6/15/2033	135	143
Series 2018A, Rev., AMT, 4.00%, 6/15/2034	110	115

Total Vermont		368

Virginia — 3.3%
Chesapeake Hospital Authority, Regional Medical Center
Rev., 4.00%, 7/1/2035	1,000	1,167
Rev., 4.00%, 7/1/2036	1,175	1,369
Rev., 4.00%, 7/1/2037	1,205	1,401
Danville Industrial Development Authority, Averett University Series A, Rev., 4.75%, 10/1/2032	760	812
Fredericksburg Economic Development Authority, Stadium Project Series 2021A-1, Rev., 7.00%, 11/15/2026(b)	685	690
Series B, Rev., 6.13%, 9/1/2029(b)	2,000	1,995
Series B, Rev., 7.00%, 9/1/2044(b)	1,000	993
Norfolk Redevelopment and Housing Authority, Fort Norfolk Retirement Community, Harbors Edge Project Series 2019A, Rev., 4.38%, 1/1/2039	1,400	1,505
Roanoke County Economic Development Authority, Residential Care Facility, Richfield Living
Series 2019A, Rev., 4.75%, 9/1/2029	1,000	971
Series 2020, Rev., 4.30%, 9/1/2030	770	720
Series 2019A, Rev., 5.00%, 9/1/2034	2,000	1,930
Series 2020, Rev., 5.00%, 9/1/2040	1,640	1,538
Roanoke Economic Development Authority, Carilion Clinic Obligated Group Series 2020A, Rev., 5.00%, 7/1/2047	1,550	2,387

Total Virginia		17,478

Washington — 2.2%
Pend Oreille County, Public Hospital District No. 1, Unlimited Tax
GO, 5.00%, 12/1/2033	1,000	1,146
GO, 5.00%, 12/1/2038	1,255	1,430
Washington Health Care Facilities Authority, Commonspirit Health Series A-1, Rev., 4.00%, 8/1/2044	1,000	1,149
Washington Higher Education Facilities Authority, Seattle University Project
Rev., 3.50%, 5/1/2039	300	333
Rev., 3.63%, 5/1/2040	800	894
Rev., 4.00%, 5/1/2045	500	573
Washington State Housing Finance Commission, Judson Park Project
Rev., 4.00%, 7/1/2028(b)	535	566
Rev., 5.00%, 7/1/2033(b)	535	580
Rev., 5.00%, 7/1/2038(b)	300	323
Washington State Housing Finance Commission, The Heart Stone Project
Series 2018A, Rev., 4.50%, 7/1/2028(b)	965	1,042
Series 2018A, Rev., 5.00%, 7/1/2038(b)	825	887
Washington State Housing Finance Commission, Transforming Age Projects
Series 2019A, Rev., 5.00%, 1/1/2034(b)	745	851
Series 2019A, Rev., 5.00%, 1/1/2039(b)	1,495	1,692

Total Washington		11,466

West Virginia — 0.6%
West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc.
Series 2019A, Rev., 5.00%, 9/1/2038	1,250	1,530
Series 2019A, Rev., 5.00%, 9/1/2039	1,400	1,711

Total West Virginia		3,241

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Wisconsin — 6.4%
Public Finance Authority, Blue Ridge Healthcare Facilities
Series 2020A, Rev., 4.00%, 1/1/2045	750	860
Series 2020A, Rev., 3.00%, 1/1/2050	750	790
Public Finance Authority, Carson Valley Medical Center Series 2021A, Rev., 4.00%, 12/1/2041	500	585
Public Finance Authority, Cedars Obligated Group Rev., 4.25%, 5/1/2029(b)	960	950
Public Finance Authority, Community School of Davidson Project
Rev., 3.75%, 10/1/2023	155	159
Rev., 5.00%, 10/1/2033	775	896
Public Finance Authority, Coral Academy of Science Reno
Series 2019A, Rev., 5.00%, 6/1/2029(b)	370	416
Series 2019A, Rev., 5.00%, 6/1/2039(b)	710	794
Public Finance Authority, ENO River Academy Project
Series 2020A, Rev., 4.00%, 6/15/2030(b)	235	261
Series 2020A, Rev., 5.00%, 6/15/2040(b)	410	471
Series 2020A, Rev., 5.00%, 6/15/2054(b)	685	774
Public Finance Authority, First Mortgage Southminster, Inc. Rev., 4.25%, 10/1/2038(b)	2,000	2,023
Public Finance Authority, Minnesota College of Osteopathic Medicine
Series 2019A-1, Rev., 5.50%, 12/1/2048(b)(g)	17	9
Series 2019A-2, Rev., 7.25%, 12/1/2048(b)(g)	46	23
Public Finance Authority, Piedmont Community Charter School
Rev., 5.00%, 6/15/2027	160	189
Rev., 5.00%, 6/15/2028	505	609
Rev., 5.00%, 6/15/2034	215	260
Rev., 5.00%, 6/15/2039	390	467
Rev., 5.00%, 6/15/2049	1,000	1,182
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Rev., 4.00%, 11/15/2042(b)	3,955	4,012
Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051(b)	800	737
Public Finance Authority, Roseman University of Health Sciences Project
Rev., 5.00%, 4/1/2030(b)	500	603
Rev., 5.00%, 4/1/2040(b)	2,155	2,575
Public Finance Authority, Triad Educational Services, Inc.
Series 2021A, Rev., 4.00%, 6/15/2051	1,870	2,071
Series 2021A, Rev., 4.00%, 6/15/2061	2,250	2,467
Public Finance Authority, Ultimate Medical Academy Project
Series 2019A, Rev., 5.00%, 10/1/2029(b)	1,850	2,278
Series 2019A, Rev., 5.00%, 10/1/2034(b)	500	603
Public Finance Authority, Wilson Preparatory Academy
Series 2019A, Rev., 4.13%, 6/15/2029(b)	475	511
Series 2019A, Rev., 5.00%, 6/15/2039(b)	500	548
Series 2019A, Rev., 5.00%, 6/15/2049(b)	1,100	1,194
Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital, Inc.
Series B, Rev., 5.00%, 7/1/2038	150	176
Series A, Rev., 5.00%, 7/1/2044	210	244
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System
Series 2019A, Rev., 5.00%, 11/1/2026	355	402
Series 2019A, Rev., 5.00%, 11/1/2027	370	426
Series 2019A, Rev., 5.00%, 11/1/2028	470	541
Series 2019A, Rev., 5.00%, 11/1/2029	315	361
Series 2019A, Rev., 5.00%, 11/1/2030	515	589
Wisconsin Health and Educational Facilities Authority, St. John’s Communities, Inc., Project Series A, Rev., 4.25%, 9/15/2023(d)	1,500	1,604

Total Wisconsin		33,660

TOTAL MUNICIPAL BONDS (Cost $486,589)		513,724

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 1.5%
INVESTMENT COMPANIES — 1.5%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.05%(h)(i)(Cost $8,143)	8,140	8,143

Total Investments — 98.9% (Cost $494,732)		521,867
Other Assets Less Liabilities — 1.1%		5,911

Net Assets — 100.0%		527,778

Percentages indicated are based on net assets.

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2021.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Defaulted security.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2021.

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$513,724	$—	$513,724
Short-Term Investments
Investment Companies	8,143	—	—	8,143

Total Investments in Securities	$8,143	$513,724	$—	$521,867

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.05%(a)(b)	$5,698	$96,973	$94,528	$—	(c)	$—	(c)	$8,143	8,140	$1	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.
(c)	Amount rounds to less than one thousand.